Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Schedule of Lease Cost	Three Months Ended March 31, 2024 and 2023:
Lease cost	March 31, 2024	March 31, 2023
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$63,133	$127,559
Other information
Cash paid for amounts included in the measurement of lease liabilities	34,845	442,252
Weighted average remaining term in years	1.20	1.99
Average discount rate – operating leases	6.84%	6.07%
Year Ended December 31, 2023 and 2022:
Lease cost	December 31, 2023	December 31, 2022
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$414,370	$303,157
Other information
Cash paid for amounts included in the measurement of lease liabilities	442,252	327,091
Weighted average remaining term in years	1.45	2.22
Average discount rate – operating leases	6.81%	6.05%

Schedule of Balance Sheet Information Related to Leases	The supplemental balance sheet information related to leases for the period is as follows:
	As of March 31, 2024	As of December 31, 2023
Operating leases
Right of use asset	388,210	503,089

Lease Liability – current portion	368,003	359,459
Lease Liability – net of current portion	62,762	157,897
Total operating lease liabilities	$430,765	$517,356
The supplemental balance sheet information related to leases for the period is as follows:
	As of December 31, 2023	As of December 31, 2022
Operating leases
Right of use asset	503,089	973,147

Lease Liability – current portion	359,459	468,425
Lease Liability – net of current portion	157,897	542,709
Total operating lease liabilities	$517,356	$1,011,134

Schedule of Maturities of Lease Liabilities	Maturities of the Company’s lease liabilities are as follows:
Twelve months ended March 31,	Operating Lease
2025	$385,697
2026	63,268
Less: Imputed interest/present value discount	(18,199)
Present value of lease liabilities	$430,765
Maturities of the Company’s lease liabilities are as follows:
Twelve months ended December 31,	Operating Lease
2024	$383,236
2025	160,494
Less: Imputed interest/present value discount	(26,374)
Present value of lease liabilities	$517,356